4. RESTATEMENT OF FINANCIAL STATEMENT (Tables) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Restatement of Financial Statement
NCM FINANCIAL, INC.
BALANCE SHEETS

	December 31, 2013 (as originally stated)	Adjustment	December 31, 2013 (as restated)

ASSETS
Current Assets
Cash	$1,513	$—	$1,513
Accounts Receivable	10	—	10
TOTAL CURRENT ASSETS	$1,523	$—	$1,523

TOTAL ASSETS	$1,523	$—	$1,523

LIABILITIES AND MEMBER’S EQUITY

CURRENT LIABILITIES
Accounts payable and accrued liabilities	$171,016	$—	$171,016
Accrued Salaries - Related Parties	152,000	—	152,000
Current portion of long-term debt, including accrued interest	878	—	878
Lines of credit	87,129	—	87,129

TOTAL CURRENT LIABILITIES	411,023	—	411,023

LONG-TERM LIABILITIES
Notes payable – related-party	23,541	—	23,541
Notes payable – long-term	6,410	—	6,410

TOTAL LIABILITIES	440,974	—	440,974

COMMITMENTS AND CONTINGENCIES	—	—	—

Common stock	4,169,500	(284,750)	3,884,750
Discount on common stock	—	(320,850)	(320,850)
Additional Paid in Capital	33,068,000	(19,668,000)	13,400,000
Stockholders' Deficit	(37,676,951)	20,273,600	(17,403,351)

TOTAL STOCKHOLDERS’ DEFICIT	(439,451)	—	(439,451)

TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$1,523	$—	$1,523

NCM FINANCIAL, INC.
STATEMENTS OF OPERATION

	Year ended December 31, 2013
	(as originally stated)	Adjustment	(as restated)

REVENUES	$29	$—	$29

OPERATING EXPENSES
Consulting expense	141,187	—	141,187
Stock based Compensation	20,487,500	(20,273,600)	213,900

General and Administrative
Professional fees	30,266	—	30,266
Legal fees	80,012	—	80,012
Other expense	7,254	—	7,254

TOTAL OPERATING EXPENSES	20,746,219	(20,273,600)	472,619

NET LOSS FROM OPERATIONS	(20,746,190)	20,273,600	(472,590)

OTHER INCOME (EXPENSE)
Interest expense	(6,605)	—	(6,605)

TOTAL OTHER INCOME (EXPENSE)	(6,605)	—	(6,605)

NET LOSS	$(20,752,795)	$20,273,600	$(479,195)

NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$(20,752,795)	$20,273,600	$(479,195)

NET LOSS PER COMMON SHARES	$(0.06)		$(0.00)

WEIGHTED AVERAGE SHARES
Basic and diluted	356,066,667		345,487,945

NCM FINANCIAL, INC.
STATEMENTS OF CASH FLOWS

	Year ended December 31, 2013
	As originally stated	Adjustment	As restated

OPERATING ACTIVITIES
Net loss	$(20,752,795)	$20,273,600	$(479,195)
Stock based compensation	20,487,500	(20,273,600)	213,900

Adjustments to reconcile net loss to net cash used in operating activities:
Changes in operating assets and liabilities:
Accounts receivable	(10)	—	(10)
Accounts payable and accrued expenses	101,249	—	101,249
Accrued Salaries - Related Parties	114,000	—	114,000
Accrued Interest	48	—	48
Net cash (used) by operating activities	(50,008)	—	(50,008)

FINANCING ACTIVITIES
Advances on lines of credit	36,099	—	36,099
Proceeds on note payable	—	—	—
Payments on note payable	(895)	—	(895)
Advances – member/shareholder loan	16,110	—	16,110
	—	—	—
Net cash provided by financing activities	51,314	—	51,314

NET INCREASE (DECREASE) IN CASH	1,306	—	1,306

CASH
Beginning of year	207	—	207
End of year	$1,513	$—	$1,513

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	$—	$—	$—
Interest paid	$597	$—	$597

NON-CASH ACTIVITY
Deemed Dividend	$16,750,000	$—	$16,750,000